RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended	12 Months Ended
	Jul. 27, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Oct. 11, 2017 USD ($)	Oct. 11, 2017 CAD ($)	Jul. 27, 2017 CAD ($)
Beneficial Owner [Member]
Related Party Transaction [Line Items]
Equity Method Investments | $		$ 162,350
Scott Woodow [Member]
Related Party Transaction [Line Items]
Payment Of Consulting Fees		116,238	$ 150,750	$ 171,519	$ 236,525
Scott Woodow [Member] | Demand Non-interest Bearing [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 47,778								$ 60,000
Scott Woodow [Member] | Demand Non-interest Bearing [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 86,797						$ 80,276	$ 100,000	$ 109,000
Number Of Warrants | shares	800,000
Notes Payable		45,490				$ 59,000
Prateek Dwivedi [Member]
Related Party Transaction [Line Items]
Payment for Management Fee		$ 304,572	$ 395,000	$ 23,568	$ 32,500